Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share based Compensation Arrangement by Share based Payment Award, Options, Nonvested [Roll Forward]
Nonvested June 30, 2011 (in shares)	2,774,590
Granted (in shares)	1,920,863
Vested (in shares)	(1,729,322)
Canceled (in shares)	(32,929)
Nonvested June 30, 2012 (in shares)	2,933,202	2,774,590
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 18.06
Granted	$ 24.76	$ 20.30	$ 18.70
Vested	$ 17.22
Canceled	$ 20.92
Nonvested June 30, 2012	$ 22.91	$ 18.06